OTHER INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other investments
Other investments (Gross)	₽ 9,492	₽ 11,197
Allowance for ECL	(4)	(2)
Total other investments	9,488	11,195
At amortized cost
Other investments
Debt securities	8,764	9,381
Deposits		124
Loans and unquoted notes	328	36
Other	₽ 400	₽ 1,656